UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  535 Madison Ave., 15th Floor
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Fausto Rotundo
Title:  Chief Compliance Officer
Phone:  (212) 652-9100


Signature, Place and Date of Signing:

/s/ Fausto Rotundo             New York, New York              May 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              76

Form 13F Information Table Value Total:      $6,769,432
                                             (thousands)


List of Other Included Managers:  NONE

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
                                                    FORM 13F INFORMATION TABLE
                                                      Edgewood Management LLC
                                                           March 31, 2012


COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                        VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE

3M CO                         COM             88579Y101    75,445   845,697  SH          SOLE                  845,697  0        0
ABBOTT LABS                   COM             002824100     7,858   128,207  SH          SOLE                  128,207  0        0
ALEXION PHARMACEUTICALS INC   COM             015351109       929    10,000  SH          SOLE                   10,000  0        0
ALLERGAN INC                  COM             018490102   189,268 1,983,320  SH          SOLE                1,931,399  0   51,921
AMAZON COM INC                COM             023135106   325,893 1,609,267  SH          SOLE                1,566,867  0   42,400
AMERICAN TOWER CORP NEW       COM             03027X100   266,909 4,235,304  SH          SOLE                4,123,481  0  111,823
AMPHENOL CORP NEW CL          COM             032095101       885    14,800  SH          SOLE                   14,800  0        0
APPLE INC                     COM             037833100   268,805   448,344  SH          SOLE                  437,281  0   11,063
APPLIED MATLS INC             COM             038222105       244    19,600  SH          SOLE                   19,600  0        0
BANK OF NEW YORK MELLON CORP  COM             064058100     2,865   118,737  SH          SOLE                  118,737  0        0
BERKSHIRE HATHAWAY INC DEL    CL A            084670108       610         5  SH          SOLE                        5  0        0
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702     1,067    13,150  SH          SOLE                   13,150  0        0
BOEING CO                     COM             097023105       320     4,300  SH          SOLE                    4,300  0        0
BP PLC                        SPONSORED ADR   055622104       211     4,678  SH          SOLE                    4,678  0        0
CELGENE CORP                  COM             151020104   431,581 5,567,352  SH          SOLE                5,418,191  0  149,161
CHEVRON CORP NEW              COM             166764100     2,515    23,456  SH          SOLE                   23,456  0        0
CHUBB CORP                    COM             171232101       451     6,520  SH          SOLE                    6,520  0        0
CINCINNATI FINL CORP          COM             172062101       311     9,012  SH          SOLE                    9,012  0        0
CISCO SYS INC                 COM             17275R102     3,084   145,837  SH          SOLE                  145,837  0        0
CME GROUP INC                 COM             12572Q105   399,717 1,381,526  SH          SOLE                1,344,152  0   37,374
COACH INC                     COM             189754104   318,283 4,118,568  SH          SOLE                4,006,110  0  112,458
COCA COLA CO                  COM             191216100     2,378    32,126  SH          SOLE                   32,126  0        0
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102   396,554 5,153,397  SH          SOLE                5,019,302  0  134,095
COLGATE PALMOLIVE CO          COM             194162103    49,326   504,461  SH          SOLE                  504,461  0        0
DISNEY WALT CO                COM DISNEY      254687106       320     7,300  SH          SOLE                    7,300  0        0
DUKE ENERGY CORP NEW          COM             26441C105       417    19,838  SH          SOLE                   19,838  0        0
EATON VANCE TX ADV GLBL DIV   COM             27828S101       145    10,000  SH          SOLE                   10,000  0        0
ECOLAB INC                    COM             278865100   192,933 3,125,936  SH          SOLE                3,038,368  0   87,568
EMERSON ELEC CO               COM             291011104     1,004    19,250  SH          SOLE                   19,250  0        0
EQUIFAX INC                   COM             294429105       404     9,131  SH          SOLE                    9,131  0        0
EXXON MOBIL CORP              COM             30231G102    13,647   157,354  SH          SOLE                  154,854  0    2,500
FREEPORT-MCMORAN COPPER & GO  COM             35671D857       647    17,000  SH          SOLE                   17,000  0        0
GENERAL ELECTRIC CO           COM             369604103       211    10,500  SH          SOLE                    6,500  0    4,000
GILEAD SCIENCES INC           COM             375558103     1,906    39,000  SH          SOLE                   39,000  0        0
GOOGLE INC                    CL A            38259P508   335,345   522,964  SH          SOLE                  508,832  0   14,132
HOME DEPOT INC                COM             437076102       517    10,282  SH          SOLE                   10,282  0        0
HSBC HLDGS PLC                ADR A 1/40PF A  404280604       299    12,000  SH          SOLE                   12,000  0        0
ILLUMINA INC                  COM             452327109   240,808 4,577,220  SH          SOLE                4,456,264  0  120,956
INTEL CORP                    COM             458140100       526    18,720  SH          SOLE                   18,720  0        0
INTERNATIONAL BUSINESS MACHS  COM             459200101       862     4,130  SH          SOLE                    4,130  0        0
INTUITIVE SURGICAL INC        COM NEW         46120E602   287,663   530,988  SH          SOLE                  517,240  0   13,748
ISHARES TR                    DJ SEL DIV INX  464287168     7,690   137,415  SH          SOLE                  137,415  0        0
JOHNSON & JOHNSON             COM             478160104     5,404    81,922  SH          SOLE                   81,922  0        0
JPMORGAN CHASE & CO           COM             46625H100       561    12,199  SH          SOLE                   12,199  0        0
KELLOGG CO                    COM             487836108       247     4,600  SH          SOLE                    4,600  0        0
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER  494550106     6,739    81,439  SH          SOLE                   81,439  0        0
LILLY ELI & CO                COM             532457108       201     5,000  SH          SOLE                    5,000  0        0
MEAD JOHNSON NUTRITION CO     COM             582839106   202,069 2,449,913  SH          SOLE                2,383,433  0   66,480
NATIONAL OILWELL VARCO INC    COM             637071101   282,687 3,557,153  SH          SOLE                3,462,914  0   94,239
NEXTERA ENERGY INC            COM             65339F101       336     5,500  SH          SOLE                    5,500  0        0
ORACLE CORP                   COM             68389X105   277,855 9,528,637  SH          SOLE                9,271,044  0  257,593
PAYCHEX INC                   COM             704326107       524    16,900  SH          SOLE                   16,900  0        0
PEPSICO INC                   COM             713448108     7,350   110,781  SH          SOLE                  108,281  0    2,500
PFIZER INC                    COM             717081103     2,994   132,233  SH          SOLE                  132,233  0        0
PHILIP MORRIS INTL INC        COM             718172109       222     2,500  SH          SOLE                    2,500  0        0
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT    73936T565       172    12,000  SH          SOLE                   12,000  0        0
PPG INDS INC                  COM             693506107       331     3,450  SH          SOLE                    3,450  0        0
PRAXAIR INC                   COM             74005P104   232,859 2,031,221  SH          SOLE                1,977,183  0   54,038
PRICE T ROWE GROUP INC        COM             74144T108   370,978 5,681,137  SH          SOLE                5,519,968  0  161,169
PROCTER & GAMBLE CO           COM             742718109       700    10,420  SH          SOLE                   10,420  0        0
QUALCOMM INC                  COM             747525103   434,424 6,382,949  SH          SOLE                6,212,526  0  170,423
QUANTA SVCS INC               COM             74762E102   196,246 9,389,771  SH          SOLE                9,134,677  0  255,094
REGENCY CTRS CORP             COM             758849103       445    10,000  SH          SOLE                   10,000  0        0
ROYAL DUTCH SHELL PLC         SPON ADR B      780259107       219     3,100  SH          SOLE                    3,100  0        0
SCHWAB CHARLES CORP NEW       COM             808513105       206    14,348  SH          SOLE                   14,348  0        0
SELECT SECTOR SPDR TR         SBI INT-UTILS   81369Y886     5,756   164,255  SH          SOLE                  164,255  0        0
SYSCO CORP                    COM             871829107     2,847    95,333  SH          SOLE                   95,333  0        0
UNITED TECHNOLOGIES CORP      COM             913017109       406     4,900  SH          SOLE                    4,900  0        0
VANGUARD BD INDEX FD INC      SHORT TRM BOND  921937827       202     2,500  SH          SOLE                    2,500  0        0
VERIZON COMMUNICATIONS INC    COM             92343V104       538    14,062  SH          SOLE                   14,062  0        0
VERTEX PHARMACEUTICALS INC    COM             92532F100       410    10,000  SH          SOLE                   10,000  0        0
VIACOM INC NEW                CL A            92553P102       416     8,000  SH          SOLE                    8,000  0        0
VIACOM INC NEW                CL B            92553P201   204,934 4,318,040  SH          SOLE                4,200,162  0  117,878
VISA INC                      COM CL A        92826C839   430,029 3,644,313  SH          SOLE                3,546,876  0   97,437
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209     5,056   182,713  SH          SOLE                  182,713  0        0
YUM BRANDS INC                COM             988498101   264,216 3,711,948  SH          SOLE                3,609,865  0  102,083


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